Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories

Note 4 - Inventories

	December 31,
	2014	2013

	U.S. Dollars

Components	10,929	11,115
Work in process	5,575	3,795
Finished products *	9,622	5,226

	26,126	20,136

*	including systems at customer locations not yet sold, as of December 31, 2014 and 2013, in the amount of $4,532 and $2,287 respectively.

   Inventories are presented in:

	December 31,
	2014	2013

	U.S. Dollars

Current assets	24,650	17,911
Long-term assets (A)	1,476	2,225

	26,126	20,136

(A)

Long-term Inventory:

At December 31, 2014, $1,476 of the Company's inventory is classified in long-term assets based on Management's estimate and the recent level of sales (at December 31, 2013- $2,225). Of this amount, $1,401 is comprised of spare parts (at December 31, 2013 - $1,353). The Company's policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition. The remaining portion of long-term inventory consists of Functional InkJet Technology (“FIT") components and systems which in Management's estimation will not be sold during the next 12 months. Management believes that according to its forecasted sales this amount will mainly be utilized in 2016. Management believes no loss will be incurred on its disposition.

(B)       Inventory write-down

As of December 31, 2014, based on the Company's decision in December 2014 to sell the remaining activities of the Sela division, an obsolescence provision was recorded in the amount of $205 against SELA inventory (at December 31, 2013 - $3,052).

The provision is recorded in the costs of products sold line item in the consolidated statement of operations. This provision results in a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

In addition, as of December 31, 2014, based on Management's estimates regarding future sales, an additional provision of $283 was made in the costs of products sold line item in the consolidated statement of operations against damaged, obsolete, excess and slow-moving inventory (at December 31, 2013 - $540).

             As a result of the above mentioned, the total amount of the inventory write-down for the year ended December 31, 2014 is $488 (2013 - $3,592).